Note 5 - Intangible Assets and Goodwill (Tables)	9 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,	March 31,
	2022	2022
	(unaudited)
Customer relationships	$2,100,000	$2,100,000
Non-compete agreements	250,000	250,000
Total intangible assets	2,350,000	2,350,000
Accumulated amortization and impairment	(826,399)	(633,669)
Intangible assets, net	$1,523,601	$1,716,331

Finite-Lived Intangible Assets Amortization Expense [Table Text Block]
	Nine Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)

Amortization expense	$192,729	$261,611
	Three Months Ended December 31,
	2022	2021
	(unaudited)	(unaudited)

Amortization expense	$64,243	$87,203

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2023	$263,363
2024	262,549
2025	230,252
2026	205,144
2027	202,825
Thereafter	359,468
$1,523,601